SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of Investments in Subsidiaries

The following table depicts the identity of the subsidiaries:

Name of Subsidiary	Place of Incorporation	Attributable Equity Interest %	Registered Capital
Green Standard Technologies Enterprise, Inc. (1)	Nevada	100	USD 100
Syndicore Asia Limited (2)	Hong Kong	100	HKD 1
Z-Line International E-Commerce Limited (3)	Hong Kong	55	HKD 8,000,000
Hunan Syndicore Asia Limited (4)	PRC	100	HKD 10,000,000

Note:

(1) Wholly owned subsidiary of ZZLL

(2) Wholly owned subsidiary of ZZLL

(3) 55% owned subsidiary of Syndicore Asia Limited

(4) Wholly owned subsidiary of Syndicore Asia Limited

Schedule of Depreciation Rates	Depreciation of plant and equipment is provided using the straight-line method over their estimated useful lives at the following annual rates:

Furniture and fixtures	20% - 50%
Office equipment	20%

Schedule of Foreign Exchange Rates

Below is a table with foreign exchange rates used for translation:

For the three months ended, (Average Rate)	Sept 30, 2018		Sept 30, 2017
Chinese Renminbi (RMB)	RMB	6.76966	RMB	6.67150
United States dollar ($)		$1.00000		$1.00000

For the nine months ended, (Average Rate)	Sept 30, 2018		Sept 30, 2017
Chinese Renminbi (RMB)	RMB	6.76966	RMB	6.81629
United States dollar ($)		$1.00000		$1.00000

As of (Closing Rate)	Sept 30, 2018		Dec 31, 2017
Chinese Renminbi (RMB)	RMB	6.84992	RMB	6.50271
United States dollar ($)		$1.00000		$1.00000

For the three months, nine months and year ended, (Average Rate) and as of (Closing Rate)	Sept 30, 2018		Dec 31, 2017
Hong Kong (HKD)	HKD	7.80000	HKD	7.80000
United States dollar ($)		$1.00000		$1.00000

Schedule of Earnings per Share

The following tables are a reconciliation of the weighted average shares used in the computation of basic and diluted earnings per share for the periods presented:

	Nine Months Ended September 30, 2018	Nine Months Ended September 30, 2017
	(unaudited)	(unaudited)
	$	$
Numerator for basic and diluted earnings per share:
Net (Loss)/Income	(43,374)	(164,243)
Denominator:
Basic weighted average shares	20,062,063	1,476,431
Effect of dilutive securities	-	-
Diluted weighted average shares	20,062,063	1,476,431
Basic earnings per share:	(0.22) cents	(11.12) cents
Diluted earnings per share:	(0.22) cents	(11.12) cents